Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 1,635.8	€ 8,494.8	€ 7,697.4
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	251.4	1,782.3	1,715.3
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	377.5	1,522.1	1,440.8
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	315.7	1,107.1	1,005.6
GERMANY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations		823.3	773.2
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	81.0	594.5	529.8
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 610.2	€ 2,665.5	€ 2,232.7